Segments (Details) - Schedule of information of revenues by geographic locations	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	¥ 766,013,586	$ 117,398,517	¥ 319,181,424	¥ 225,271,564
Mainland PRC revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	333,383,244	51,094,001	303,357,469	209,495,553
Hong Kong revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	289,184,844	45,699,526
International revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	¥ 134,445,498	$ 20,604,990	¥ 15,823,955	¥ 15,776,011